ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	June 30, 2021	December 31, 2020
Accounts payable (a)	$51,961	$27,769
Accrued payroll and welfare payable	42,005	85,362
VAT and other taxes payable	3,379	7,416
Others (b)	52,189	58,530
	$149,534	$179,077

(a)	Accounts payable primarily include supplier’s service charge to HHMT and decoration fee payable by ZDSE.
(b)	Others primarily include office rental and property management fee payable by ZDH’s subsidiaries.